MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2018
Related Party Transaction [Line Items]
Non-controlling interest	$ (91)	$ 22,343
Debt amount	$ 718,624	278,473
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt amount			$ 300
Jefferson Terminal
Related Party Transaction [Line Items]
Remaining non-controlling interest	20.00%
Non-controlling interest	$ (9,100)	17,200
Manager
Related Party Transaction [Line Items]
Management fee percentage rate	1.50%
Fees paid	$ 1,700
Manager | Management fees
Related Party Transaction [Line Items]
Due from related party	0	0
Due to related party	$ 0	$ 0
Fortress Worldwide Transportation and Infrastructure Master GP LLP
Related Party Transaction [Line Items]
Capital gains allocation percentage	10.00%
Threshold 1 | Fortress Worldwide Transportation and Infrastructure Master GP LLP | Income Incentive Fee
Related Party Transaction [Line Items]
Pre-incentive income allocation	0.00%
Annual percent threshold of pre-incentive allocation net income	8.00%
Threshold 2 | Fortress Worldwide Transportation and Infrastructure Master GP LLP | Income Incentive Fee
Related Party Transaction [Line Items]
Pre-incentive income allocation	100.00%
Threshold 2 | Fortress Worldwide Transportation and Infrastructure Master GP LLP | Minimum | Income Incentive Fee
Related Party Transaction [Line Items]
Quarterly percent threshold of pre-incentive allocation net income	2.00%
Threshold 2 | Fortress Worldwide Transportation and Infrastructure Master GP LLP | Maximum | Income Incentive Fee
Related Party Transaction [Line Items]
Quarterly percent threshold of pre-incentive allocation net income	2.2223%
Threshold 3 | Fortress Worldwide Transportation and Infrastructure Master GP LLP | Income Incentive Fee
Related Party Transaction [Line Items]
Pre-incentive income allocation	10.00%